Consolidated Statements of Changes in Equity - NZD ($) $ in Thousands	Total	Ordinary Shares	Retained Earnings/(Accumulated Losses)	Foreign Currency Translation Reserve
Balance at Jun. 30, 2014	$ 16,037	$ 3,108	$ 14,992	$ (2,063)
Loss for the year	(13,105)	0	(13,105)	0
Other comprehensive income/loss for the year	(93)	0	0	(93)
Balance at Jun. 30, 2015	2,839	3,108	1,887	(2,156)
Loss for the year	(20,746)	0	(20,746)	0
Other comprehensive income/loss for the year	31	0	0	31
Balance at Jun. 30, 2016	(17,876)	3,108	(18,859)	(2,125)
Loss for the year	(15,979)	0	(15,979)	0
Other comprehensive income/loss for the year	(29)	0	0	(29)
Transactions with owners in their capacity as owners
Issuance new shares	24,840	24,840	0	0
Balance at Jan. 31, 2017	(9,044)	27,948	(34,838)	(2,154)
Loss for the year	(37,593)	0	(37,593)	0
Other comprehensive income/loss for the year	148	0	0	148
Transactions with owners in their capacity as owners
Issuance new shares	22,990	22,990	0	0
Value of conversion rights - convertible notes	17,789	17,789	0	0
Balance at Jan. 31, 2018	$ (5,710)	$ 68,727	$ (72,431)	$ (2,006)